UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)

                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2008
                                             -----------------

ITEM 1.  REPORT TO STOCKHOLDERS.

================================================================================



                                 CHESWOLD LANE
                                     FUNDS
                                     [LOGO]

                                 ANNUAL REPORT

                               DECEMBER 31, 2008


================================================================================

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                TABLE OF CONTENTS
                                DECEMBER 31, 2008

       Shareholder Letter                                           1
       Performance Summary                                          4
       Portfolio Characteristics                                    5
       Schedule of Investments                                      7
       Financial Statements                                        10
       Financial Highlights                                        13
       Notes to Financial Statements                               14
       Report of Independent Registered Public Accounting Firm     20
       Expense Example                                             21
       Trustee and Officer Information                             22
       Additional Tax Information                                  24
       Portfolio Holdings Disclosure                               24
       Proxy Voting                                                24

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.





Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


Dear Fellow Shareholders,

Thank you for your continued support of the Cheswold Lane International High Dividend Fund. Total return for the fund, net of fees, was -47.58% in 2008, compared to -43.38% for the MSCI-EAFE Index. The Fund's poor returns were driven by the global financial crisis in which equity prices across the globe fell on average between 40% and 60%. The strongest relative performing sectors during the year were Healthcare, Utilities, Consumer Staples and Telecom. The weakest sectors were the Financials, Basic Materials and Consumer Discretionary. The Fund underperformed its benchmark primarily because of its holdings in Financials. Total fund assets at year end 2008 declined to approximately $20 million, driven principally by market depreciation.

MARKET REVIEW - 2008

2008 marked the end of the era of "financial engineering." The bubble associated with third party entities originating consumer loans with no recourse that the financial wizards of Wall Street and Canary Wharf packaged, sliced and distributed around the world has burst. The conservatively estimated $1.5 trillion in losses is simply staggering. In its wake, the era of financial engineering took down such venerable US firms as Bear Stearns, Lehman Brothers and Washington Mutual, while in Europe the fatalities included Fortis, Dexia, Northern Rock, Anglo Irish and Hypo Bank. This is not to mention the near death and partial nationalizations of UBS, Citigroup, Royal Bank of Scotland, Merrill Lynch, Lloyds, Commerzbank, ING and HBOS. Fortunately, this sad chapter in financial market history is close to an end. Our impression is that central bankers, government policy makers and regulators in the US and Europe have generally agreed that it is time to act decisively and with finality to put the global credit markets back together; that the free flow of credit must be available to worthy businesses and consumers if we expect to start growing the global economy by the end of 2009. Trust within the financial markets must be restored. If that requires government loan guarantees, good bank / bad bank schemes or more direct equity injections - then it must be done.

The lead story in the first half of 2008 was China and its insatiable appetite for raw materials - iron ore, coal, steel, copper, and of course, oil. Commodity prices soared as demand continued to grow for most major commodities, driven by China's massive infrastructure build-out. With sustained higher commodity prices, inflation started to creep into the major developed economies. However, with the subprime housing crisis only in its 3rd or 4th inning, the Federal Reserve was forced to cut interest rates to protect consumers from adjustable and teaser rate mortgages that were going to reset at substantially higher rates in 2008. Market participants, fearing inflation, poured into commodity investments - buying financial, corporate and physical assets. Declining US interest rates drove the dollar lower and global inflation fears higher. Like most bubbles, the commodity bubble had some basis in truth and, of course, it had an alluring premise - a billion Chinese citizens and seven hundred million Indian citizens about to march through their economic development "S curve" requiring more and more natural resources each year! Our belief is that most commodity markets became financially driven and prone to market manipulation. But like all manias, the commodity boom ended as well.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


The second half of 2008 was about the deepening financial crisis driven first by the recognition of the subprime crisis and second by the realization that the financial system was grossly over-leveraged. The global financial system crashed when the US government allowed Lehman Brothers to file for bankruptcy. During the panic that ensued, the markets experienced multiple six-sigma events. For example, overnight interbank lending spreads rose ten-fold in several days, commodity prices were cut in half in a matter of weeks, equity market volatility, as measured by the VIX, tripled and investment and speculative grade credit spreads to treasuries escalated to levels not seen in the last 30 years. By the end of November, there was not a market, other than government bonds, that had not sustained a catastrophic decline in value. Commodities, bonds, stocks, property, private equity, hedge funds - it didn't matter, asset values around the globe had declined in a highly correlated and unprecedented manner. After a modest rally in December, most equity markets registered declines of 40-50% for 2008. In the equity markets, there was no place to hide, only relatively better places.

INVESTMENT OUTLOOK - 2009

Without question, the short run economic outlook is grim. This is because most of the "real" global economy is only now experiencing the full maelstrom of the financial crisis. Towards the end of 2008, consumers around the world reduced their purchases of goods and services and began saving more (deleveraging). Corporations reacted to the change in demand by destocking inventories, deferring capital expenditures, reducing manufacturing capacity and laying off employees. The fear in the marketplace is that this is the start of a wide-scale deflationary feedback loop. Most economists expect the 4th quarter of 2008 and the 1st quarter of 2009 to show one of the sharpest periods of economic contraction since WWII - cumulatively, negative 6-7%. Good public policy and global coordination is required to buffer the world economy from this severe downdraft and break the deflationary cycle. The focus must be on repairing the credit markets, instilling asset price stability (especially in housing) and improving consumer confidence.

The positive side of the story for investors is that financial markets currently reflect most of the fallout from the financial crisis and are discounting a severe economic scenario, combined with significant liquidity stress. Value stocks, being more economically sensitive, have meaningfully underperformed the market, most notably in the 2nd half of 2008. These include sectors such as: basic materials, energy, industrials and financials; all of which are extremely inexpensive based on absolute valuations and particularly relative to the defensive sectors of the market place - telecom, consumer staples and healthcare. We expect significant sector rotation out of the defensive areas of the global equity markets into more cyclical-oriented names once the market senses the economy is close to bottoming.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


Admittedly, we are disappointed in our results for 2008; however, we hope to achieve better relative and absolute performance in 2009 and 2010 as the global economy and equity markets recover.

We encourage you to visit the Fund's website at www.cheswoldlanefunds.com and the advisor's website at www.cheswoldlane.com for more detailed information regarding our investment strategy. As always, we welcome your comments and questions at info@cheswoldlane.com.

Thank you again for the trust you have bestowed upon us in choosing the Cheswold Lane International High Dividend Fund.


Sincerely,
Eric Scharpf
President of Cheswold Lane Funds


   The Cheswold Lane Funds are distributed by UMB Distribution Services, LLC.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                         PERFORMANCE SUMMARY (UNAUDITED)

             Comparison of a Hypothetical $500,000 Investment in the Cheswold Lane International High Dividend Fund and the MSCI EAFE(R) Index*

                                  [LINE CHART]

                        From 6/29/06** through 12/31/08

                  Cheswold Lane International
Date                   High Dividend Fund              MSCI EAFE(R) Index
--------           ---------------------------         ------------------
06/29/06                  500,000                            500,000
07/31/06                  525,000                            523,054
08/31/06                  535,000                            537,436
09/30/06                  532,000                            538,266
10/31/06                  553,000                            559,202
11/30/06                  576,000                            575,913
12/31/06                  593,000                            593,991
01/31/07                  605,000                            598,011
02/28/07                  599,000                            602,837
03/31/07                  612,000                            618,203
04/30/07                  639,000                            645,659
05/31/07                  651,000                            656,988
06/30/07                  652,000                            657,790
07/31/07                  637,000                            648,102
08/31/07                  633,000                            637,974
09/30/07                  672,000                            672,106
10/31/07                  704,000                            698,513
11/30/07                  688,000                            675,544
12/31/07                  674,000                            660,339
01/31/08                  605,000                            599,338
02/29/08                  608,000                            607,924
03/31/08                  601,000                            601,528
04/30/08                  630,000                            634,178
05/31/08                  644,000                            640,353
06/30/08                  575,000                            587,980
07/31/08                  550,000                            569,109
08/31/08                  525,000                            546,046
09/30/08                  452,000                            467,093
10/31/08                  354,000                            372,842
11/30/08                  329,000                            352,690
12/31/08                  353,000                            373,894

                                  Total Returns
                     For the periods ended December 31, 2008

                                                                Average Annual
                                                   One Year   Since Inception **
                                                   --------   ------------------
Cheswold Lane International High Dividend Fund      -47.58%         -12.94%
MSCI EAFE(R) Index                                  -43.38%         -10.95%


* The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

** Commencement of operations for the Cheswold Lane International High Dividend Fund was June 29, 2006.

The Fund's net expense ratio of 1.15% and gross expense ratio of 1.56% are reflective of the information disclosed in the Fund's prospectus dated April 30, 2008 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2009 in order to keep the Fund's net annual operating expenses from exceeding 1.15% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-800-771-4701.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See the accompanying "Investments by Industry" schedule for the percentage of the Fund's portfolio represented by the industries mentioned in this report. Portfolio holdings will change due to ongoing management of the Fund.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                            PORTFOLIO CHARACTERISTICS
                                DECEMBER 31, 2008

         -------------------------------------------------------------
                       Investments by Industry (Unaudited)
                   (As a Percentage of Long-term Investments)
         -------------------------------------------------------------
         Auto Manufacturers                                       1.2%
         Banks                                                   19.8
         Building Materials                                       1.1
         Chemicals                                                3.5
         Diversified Financial Services                           2.4
         Electric                                                 9.5
         Electrical Components & Equipment                        0.5
         Electronics                                              1.5
         Food                                                    10.3
         Healthcare - Services                                    3.8
         Household Products / Wares                               4.5
         Insurance                                                3.7
         Iron / Steel                                             3.3
         Media                                                    2.1
         Mining                                                   0.6
         Miscellaneous Manufacturing                              2.2
         Office / Business Equipment                              1.7
         Oil & Gas                                                7.9
         Oil & Gas Services                                       5.2
         Pharmaceuticals                                          3.3
         Semiconductors                                           1.3
         Telecommunications                                       8.3
         Telecommunications Equipment                             2.3
                                                                -----
         Total                                                  100.0%
                                                                =====

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                      PORTFOLIO CHARACTERISTICS (CONTINUED)
                                DECEMBER 31, 2008

         -------------------------------------------------------------
                       Investments by Country (Unaudited)
                   (As a Percentage of Long-term Investments)
         -------------------------------------------------------------
         Australia                                                1.2%
         Austria                                                  3.3
         Denmark                                                  0.2
         Finland                                                  4.2
         France                                                  15.8
         Germany                                                 20.9
         Ireland                                                  2.5
         Italy                                                    6.3
         Japan                                                   15.2
         Netherlands                                              4.2
         Norway                                                   1.4
         Spain                                                    6.1
         Switzerland                                              8.5
         United Kingdom                                          10.2
                                                                -----
         Total                                                  100.0%
                                                                =====

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2008


 Number of
   Shares                                                          Value
-----------                                                   ----------------

               COMMON STOCKS                          99.6%

               CONSUMER DISCRETIONARY                  3.3%
     7,200     Toyota Motor Corp.                             $        238,227
    13,250     Vivendi                                                 432,478
                                                              ----------------
                                                                       670,705
                                                              ----------------
               CONSUMER STAPLES                       13.7%
    33,400     Henkel AG & Co. KGaA                                    909,485
    25,400     Nestle S.A.                                           1,029,921
    34,750     Unilever NV                                             845,372
                                                              ----------------
                                                                     2,784,778
                                                              ----------------
               ENERGY                                 13.0%
    75,000     BP PLC                                                  577,096
    25,200     Caltex Australia, Ltd.                                  126,830
     8,000     ENI SpA                                                 194,488
    25,000     Neste Oil OYJ                                           384,126
    33,500     Saipem SpA                                              575,059
     4,500     StatoilHydro ASA                                         75,242
    15,500     Technip S.A.                                            474,277
     4,500     Total S.A.                                              245,651
                                                              ----------------
                                                                     2,652,769
                                                              ----------------
               FINANCIALS                             25.8%
    77,000     Allied Irish Bank PLC                                   187,968
    33,500     AXA S.A.                                                744,700
    36,400     Banco Bilbao Vizcaya Argentaria S.A.                    457,791
     8,250     Banco Santander S.A.                                     80,872
    68,000     Bank of Ireland                                          79,569
   143,000     Barclays PLC                                            320,898
    20,500     BNP Paribas                                             870,009
    25,350     Credit Suisse Group AG                                  704,205
    36,800     Daiwa Securities Group, Inc.                            220,467
     5,200     Deutsche Bank AG                                        210,167
     8,200     Irish Life & Permanent PLC                               18,061
        98     Mizuho Financial Group, Inc.                            284,602
    29,700     Nomura Holdings, Inc.                                   246,603
     6,500     Societe Generale                                        328,293
   198,000     UniCredit SpA                                           501,799
                                                              ----------------
                                                                     5,256,004
                                                              ----------------

                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


 Number of
   Shares                                                            Value
-----------                                                   ----------------

               HEALTH CARE                             7.1%
     4,200     Astellas Pharma, Inc.                          $        173,648
     7,200     AstraZeneca PLC                                         295,649
    16,100     Fresenius Medical Care AG & Co., KGaA                   778,838
     3,800     Takeda Pharmaceutical Co., Ltd.                         200,823
                                                              ----------------
                                                                     1,448,958
                                                              ----------------
               INDUSTRIALS                             3.8%
     1,600     NKT Holdings A/S                                         32,967
    31,500     Orkla ASA                                               210,168
     1,500     Schneider Electric S.A.                                 111,535
     5,500     Siemens AG                                              420,780
                                                              ----------------
                                                                       775,450
                                                              ----------------
               INFORMATION TECHNOLOGY                  6.9%
    11,000     Canon, Inc.                                             347,045
    17,700     Hoya Corp.                                              310,662
    29,600     Nokia OYJ                                               477,157
     7,400     Tokyo Electron, Ltd.                                    261,280
                                                              ----------------
                                                                     1,396,144
                                                              ----------------
               MATERIALS                               8.4%
     5,500     BHP Billiton Ltd.                                       117,192
     9,100     CRH PLC                                                 230,954
    10,300     Shin-Etsu Chemical Co., Ltd.                            477,468
    65,000     Sumitomo Chemical Co., Ltd.                             223,582
    30,500     Voestalpine AG                                          666,184
                                                              ----------------
                                                                     1,715,380
                                                              ----------------
               TELECOMMUNICATIONS                      8.2%
        53     NTT DoCoMo, Inc.                                        106,485
    30,500     Telefonica S.A.                                         702,060
   426,000     Vodafone Group PLC                                      866,214
                                                              ----------------
                                                                     1,674,759
                                                              ----------------
               UTILITIES                               9.4%
    18,000     E.ON AG                                                 743,444
    12,750     RWE AG                                                1,179,496
                                                              ----------------
                                                                     1,922,940
                                                              ----------------

               TOTAL COMMON STOCKS (COST $30,888,937)               20,297,887
                                                              ----------------

                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2008


 Principal
  Amount
----------
            SHORT-TERM INVESTMENTS                       0.0%

            VARIABLE RATE DEMAND DEPOSIT
$    5,802  UMB Bank Money Market Fiduciary, 0.21% +           $          5,802
                                                               ----------------

            TOTAL SHORT-TERM INVESTMENTS (COST $5,802)                    5,802
                                                               ----------------

            TOTAL INVESTMENTS (COST $30,894,739)        99.6%        20,303,689

            Other Assets Less Liabilities                0.4%            89,631
                                                               ----------------

            NET ASSETS                                 100.0%  $     20,393,320
                                                               ================


+     Represents 7-day effective yield as of December 31, 2008

                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

ASSETS:
     Investments at value (cost $30,894,739)                                            $ 20,303,689
     Receivable for investments sold                                                         136,352
     Interest and dividends receivable                                                       128,648
     Prepaid expenses                                                                          5,665
                                                                                        ------------

           Total assets                                                                   20,574,354
                                                                                        ------------

LIABILITIES:
     Foreign currency due to custodian (cost $101,289)                                       101,309
     Payables for:
        Investments purchased                                                                 33,380
        Investment adviser fees                                                                5,799
        Trustees' fees                                                                         5,000
     Other accrued expenses                                                                   35,546
                                                                                        ------------

           Total liabilities                                                                 181,034
                                                                                        ------------

TOTAL NET ASSETS                                                                        $ 20,393,320
                                                                                        ============

NET ASSETS CONSIST OF:
     Paid-in-capital                                                                    $ 34,640,280
     Accumulated net investment income                                                           892
     Accumulated net realized loss on
           investments and foreign currency transactions                                  (3,649,358)
     Net unrealized depreciation on investments and foreign currency
           translations                                                                  (10,598,494)
                                                                                        ------------

TOTAL NET ASSETS                                                                        $ 20,393,320
                                                                                        ============


SHARES OUTSTANDING (NO PAR VALUE, UNLIMITED SHARES OF BENEFICIAL INTEREST AUTHORIZED)      2,123,236

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE(a)                                                                      $       9.60
                                                                                        ============


(a)   A 2% redemption fee applies to shares sold within 90 days of purchase.


                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
     Dividends (Net of $170,656 foreign tax withholding)                    $  1,197,221
     Interest                                                                      4,408
                                                                            ------------

     Total investment income                                                   1,201,629
                                                                            ------------

EXPENSES:
     Investment advisory fees                                                    273,824
     Professional fees                                                            64,872
     Administrative and fund accounting fees                                      37,785
     Transfer agent fees and expenses                                             27,092
     Trustees' fees                                                               20,007
     Custody fees                                                                 18,949
     Insurance premiums                                                           11,627
     Reports to shareholders                                                       4,923
     Federal and state registration fees                                           3,673
     Miscellaneous expenses                                                       12,490
                                                                            ------------
     Total expenses before fee waivers                                           475,242
     Fee waivers                                                                (125,275)
                                                                            ------------
           Net expenses                                                          349,967
                                                                            ------------
NET INVESTMENT INCOME                                                            851,662
                                                                            ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
     Net realized loss on transactions from investments                       (3,649,669)
     Net realized loss on foreign currency transactions                          (65,261)
     Change in unrealized appreciation / (depreciation)
           on investments                                                    (15,734,800)
           on foreign currency translations                                      (11,046)
                                                                            ------------
     Net realized and unrealized loss on investments and foreign currency    (19,460,776)
                                                                            ------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $(18,609,114)
                                                                            ============


                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR    FOR THE YEAR
                                                                                   ENDED           ENDED
                                                                                  12/31/08        12/31/07
                                                                                ------------    ------------
OPERATIONS:
      Net investment income                                                     $    851,662    $  1,067,759
      Net realized gain / (loss) on investments                                   (3,649,669)        684,476
      Net realized gain / (loss) on foreign currency transactions                    (65,261)         73,877
      Change in unrealized appreciation / (depreciation) on
            investments and foreign currency translations                        (15,745,846)      2,256,635
                                                                                ------------    ------------

            Net increase / (decrease) in net assets resulting from operations    (18,609,114)      4,082,747
                                                                                ------------    ------------

DISTRIBUTIONS:
      From investment income ($0.39 per share, $0.64 per share)                     (803,254)     (1,202,409)
      From capital gains ($0.05 per share, $0.43 per share)                         (113,060)       (868,981)
                                                                                ------------    ------------

            Total distributions                                                     (916,314)     (2,071,390)
                                                                                ------------    ------------

SHARES OF BENEFICIAL INTEREST

      Proceeds from sale of shares                                                 1,207,893       9,574,763
      Proceeds from reinvestment of distributions                                    916,314       2,071,390
      Redemption of shares                                                        (1,640,680)        (50,062)
                                                                                ------------    ------------

            Net increase from shares of beneficial interest                          483,527      11,596,091
                                                                                ------------    ------------

TOTAL INCREASE / (DECREASE) IN NET ASSETS                                        (19,041,901)     13,607,448

NET ASSETS:
      Beginning of year                                                           39,435,221      25,827,773
                                                                                ------------    ------------
      End of year *                                                             $ 20,393,320    $ 39,435,221
                                                                                ============    ============

SHARES OF BENEFICAL INTEREST IN SHARES:
      Shares sold                                                                    117,188         511,705
      Shares reinvested                                                               67,044         109,039
      Shares redeemed                                                               (146,601)         (2,525)
                                                                                ------------    ------------
      Net increase                                                                    37,631         618,219
                                                                                ============    ============

-----------------

* Includes accumulated net investment income of $892 and $16,598, respectively


                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                              FINANCIAL HIGHLIGHTS
                          For a Fund Share Outstanding
                             Throughout Each Period

                                                             FOR THE YEAR   FOR THE YEAR     6/29/06*
                                                                ENDED          ENDED            TO
                                                               12/31/08       12/31/07       12/31/06
                                                             -------------  -------------  -------------
Net asset value, beginning of period                         $       18.91  $       17.60  $       15.00
                                                             -------------  -------------  -------------

Income / (Loss) From Investment Operations:
     Net investment income                                            0.41           0.57           0.09
     Net realized and unrealized gain / (loss) on
        investments and foreign currency transactions                (9.28)          1.81           2.71
                                                             -------------  -------------  -------------
     Total from investment operations                                (8.87)          2.38           2.80
                                                             -------------  -------------  -------------

Less Distributions:
     Dividends from net investment income                            (0.39)         (0.64)         (0.05)
     Distribution from net realized gains                            (0.05)         (0.43)         (0.15)
                                                             -------------  -------------  -------------
     Total distributions                                             (0.44)         (1.07)         (0.20)
                                                             -------------  -------------  -------------

Net asset value, end of period                               $        9.60  $       18.91  $       17.60
                                                             =============  =============  =============

Total Return                                                        (47.58)%        13.57%         18.68%(1)

Ratios/Supplemental Data:
     Net assets, end of period (in 000s)                     $      20,393  $      39,435  $      25,828
     Ratio of expenses to average net assets:
            Net of waivers and reimbursements                         1.15%          1.15%          1.15%(2)
            Before waivers and reimbursements                         1.56%          1.56%          2.16%(2)
     Ratio of net investment income to average net assets:
            Net of waivers and reimbursements                         2.80%          3.18%          1.07%(2)
            Before waivers and reimbursements                         2.39%          2.77%          0.06%(2)
     Portfolio turnover rate                                         60.12%         38.49%         16.18%(1)

-----------------

*     Commencement of operations.

(1)   Not annualized.

(2)   Annualized.


                 See accompanyng notes to financial statements.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

NOTE 1.    ORGANIZATION

      Cheswold Lane Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance of 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the "Adviser").

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

      Security Valuation - In determining the Fund's net asset value ("NAV"), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund's pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a "fair value" price will be determined in accordance with the Fund's pricing procedures. Securities other than those listed above will be priced in accordance with the Fund's registration statement and/or pricing procedures.

      The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"). Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund's foreign investments are believed by the Adviser to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser's quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund's foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008

      The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price.

      In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                      Valuation Inputs             Investment in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                  $5,802
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs(1)                    $20,297,887
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                               $20,303,689
--------------------------------------------------------------------------------

(1) On December 31, 2008, the Fund's portfolio securities were priced using a quantitative methodology in accordance with the Fund's pricing procedures based upon the occurance of a trigger event on such day.

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

      Foreign Currency Contracts - The Fund may enter into foreign currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated foreign rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

      Federal Income Taxes - The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

      Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

      Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

      Redemption Fees - Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current NAV of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund for the year ended December 31, 2008.

      Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

      Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008

      New Accounting Pronouncement - In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008 and may require enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund's financial statement disclosures.

NOTE 3.    RELATED PARTIES

      The Fund has an investment advisory agreement with the Adviser. Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund's average daily net assets.

      The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2009 in order to keep the Fund's net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund's investments in other investment companies) and other extraordinary expenses) from exceeding 1.15% of its average daily net assets. After expense waivers, the management fee paid to the Adviser for the year ended December 31, 2008 was equal to 0.49% of the Fund's average net assets.

      The Fund paid $20,000 to unaffiliated trustees during the year ended December 31, 2008. No other officer or trustee who is affiliated with the Adviser currently receives any compensation from the Fund for acting as a trustee or officer of the Fund.

NOTE 4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities (excluding short-term securities) from January 1, 2008 to December 31, 2008 were $18,753,921 and $18,287,463, respectively.

NOTE 5.    FEDERAL INCOME TAX INFORMATION

      At December 31, 2008, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

       Cost of investments                                    $      31,596,761
                                                              ==================
       Unrealized appreciation                                          430,382
       Unrealized depreciation                                      (11,730,898)
                                                              ------------------
       Net unrealized depreciation on investments and
             foreign currency translations                    $     (11,300,516)
                                                              ==================

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

       Undistributed ordinary income                          $             892
       Undistributed long-term gains                                         -
                                                              ------------------
       Tax accumulated earnings                                             892
       Accumulated capital and other losses                          (2,947,336)

       Unrealized depreciation on investments and foreign
              currency translations                                 (11,300,516)
                                                              ------------------

        Total accumulated earnings                            $     (14,246,960)
                                                              ==================

     The tax character of distributions paid during the fiscal year ended December 31, 2008 and fiscal period ended December 31, 2007 was as follows:

                                                           2008         2007
                                                           ----         ----
       Distributions paid from ordinary income          $  803,254  $ 1,966,178

       Distributions paid from long-term capital gains     113,060      105,212
                                                        ----------  -----------
                           Total Distributions          $  916,314  $ 2,071,390
                                                        ==========  ===========

      As of December 31, 2008, the Fund had a capital loss carry forward of $2,383,443, which expires on December 31, 2016.

      As of December 31, 2008, the Fund had $563,893 of post-October losses, which are deferred until January 1, 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

      Financial Accounting Standards Board Interpretation No. 48--In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including passthrough entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits at December 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At December 31, 2008, the fiscal years 2006 through 2008 remain open to examination in the Fund's major tax jurisdictions.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008

NOTE 6.    OTHER

      Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund's net asset value to fluctuate, which, in turn, may cause the value of the Fund's shares to go up or down.

      The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc. EAFE(R) Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the "Portfolio Characteristics - Investments by Country" table for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

      As of December 31, 2008, the Fund had a shareholder that held 70.0% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity's employees. The Fund is one of several investment options in the entity's plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


       BRIGGS
       BUNTING &
[LOGO] DOUGHERTY, LLP
       CERTIFIED
       PUBLIC
       ACCOUNTANTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF CHESWOLD LANE FUNDS
AND THE SHAREHOLDER OF CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND

We have audited the accompanying statement of assets and liabilities of the Cheswold Lane International High Dividend Fund (the "FUND"), a series of shares of Cheswold Lane Funds including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period June 29, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cheswold Lane International High Dividend Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and the period June 29, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ Briggs, Bunting & Dougherty, LLP

                                                BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
February 26, 2009

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                 EXPENSE EXAMPLE
               FOR THE PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008 (the "Period").

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during the period ended December 31, 2008" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                      -----------------------------------------------------------------------------------
                                         Beginning account     Ending account value     Expenses paid during the period
                                        value July 1, 2008      December 31, 2008           ended December 31, 2008
                                      -----------------------------------------------------------------------------------
Actual Example                              $1,000.00               $  613.80                        $4.68

Hypothetical Example, assuming a 5%
return before expenses                       1,000.00                1,019.25                         5.86

(1) Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period).

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                   TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                                                                                                       IN FUND        OTHER
NAME, ADDRESS                             TERM OF OFFICE                                               COMPLEX    DIRECTORSHIPS
AND AGE AS OF          POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST 5     OVERSEEN       HELD BY
12/31/08                WITH THE TRUST      TIME SERVED                     YEARS                    BY TRUSTEE      TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
ERIC F. SCHARPF *        Trustee,           Indefinite,      Managing Partner, Cheswold Lane Asset         1           None
Cheswold Lane Funds      President          since 2006       Management, LLC (the "Adviser"), since
100 Front Street         and Chief                                           2006;
W. Conshohocken, PA      Executive                             Partner/Senior Portfolio Manager,
19428                     Officer                            Chartwell Investment Partners (2004-2005);
Age: 39                                                       Portfolio Manager/Research Analyst,
                                                              Miller Anderson & Sherrerd (an asset
                                                                management company) (1997-2003)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
DR. GEORGE E. BOUDREAU   Trustee            Indefinite,      Founder and Partner, the Pennsylvania         1           None
Cheswold Lane Funds                         since 2006           Dental Group (1974 to present)
100 Front Street
W. Conshohocken, PA
19428

Age: 62
------------------------------------------------------------------------------------------------------------------------------------
PAUL CHI                 Trustee            Indefinite,              Senior Vice President/                1           None
Cheswold Lane Funds                         since 2006              Senior Managing Director
100 Front Street                                              Global Custody and Securities Processing,
W. Conshohocken, PA                                                  PFPC Trust Company
19428                                                                 (2002 to Present)

Age: 36
------------------------------------------------------------------------------------------------------------------------------------
EUGENIE G. LOGUE         Trustee            Indefinite,                    Principal,                      1           None
Cheswold Lane Funds                         since 2006        Rosemont Investment Partners, LLC (a
100 Front Street                                               private equity firm), since 2002;
W. Conshohocken, PA                                                      Associate,
19428                                                          SGI Capital (a private equity firm)
                                                                       (1999 - 2002)
Age: 39
------------------------------------------------------------------------------------------------------------------------------------
STANLEY J. KOREYVA, JR.  Trustee            Indefinite,        Executive Vice President and Chief          1           None
Cheswold Lane Funds                         since 2006        Operating Officer, Amboy Bank, since
100 Front Street                                                             2004;
W. Conshohocken, PA                                           Chief Financial Officer, Amboy Bank
19428                                                                     (1998-2004)

Age: 49
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Scharpf is an "Interested Trustee" of Cheswold Lane Funds, as defined in the Investment Company Act of 1940, because he is the Managing Partner of the Adviser. Mr. Scharpf and Ms. Colleen Quinn Scharpf are married to each other.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


The officers of the Trust not named above are:

--------------------------------------------------------------------------------------------------------
                                 POSITION(S)
NAME, ADDRESS AND AGE AS OF     HELD WITH THE     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST 5
12/31/08                            TRUST        TIME SERVED                   YEARS
--------------------------------------------------------------------------------------------------------
MATTHEW TAYLOR                  Executive Vice    Since 2006       Partner/Portfolio Manager, the
Cheswold Lane Funds               President,                            Adviser, since 2006;
100 Front Street                 Treasurer and                       Partner/Portfolio Manager,
W. Conshohocken, PA             Chief Financial                    Chartwell Investment Partners
19428                               Officer                                 (2004-2006);
                                                                Portfolio Manager/Research Analyst,
Age:  36                                                        Miller Anderson & Sherrerd (an asset
                                                                  management company) (2000-2003)
--------------------------------------------------------------------------------------------------------
COLLEEN QUINN SCHARPF            Secretary and    Since 2006     President, Chief Operating Officer
Cheswold Lane Funds            Chief Compliance                  and Chief Compliance Officer, the
100 Front Street                    Officer                             Adviser, since 2006;
W. Conshohocken, PA                                                   Director of Investments,
19428                                                          Board of Pensions of the Presbyterian
                                                                          Church (U.S.A.)
Age:  39                                                                   (2003-2006);
                                                                           Senior Member,
                                                                    Strategic Relationship Team,
                                                                         Putnam Investments
                                                                           (1996 - 2003)
--------------------------------------------------------------------------------------------------------


The Statement of Additional Information contains additional information about the Fund's trustees and is available, without charge, upon request by calling 1-800-771-4701.

Cheswold Lane International High Dividend Fund--Annual Report--December 31, 2008


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                OTHER INFORMATION
               FOR THE PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)

ADDITIONAL TAX INFORMATION

      For Federal income tax purposes, the Fund designates capital gain dividends of $113,060 for the year ended December 31, 2008.

      For the period ended December 31, 2008, 100% of dividends paid from investment income from the Fund is designated as qualified dividend income.

      Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Fund designates $929,108 of income derived from foreign sources and $146,217 of foreign taxes paid for the period ended December 31, 2008.

PORTFOLIO HOLDINGS DISCLOSURE

      A description of the Fund's portfolio securities proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

PROXY VOTING

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund's Form N-Q on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR

                            803 West Michigan Street

                           Milwaukee, Wisconsin 53233

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by this report.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) See Item 12(a)(1) of this Form N-CSR. The Registrant's Code of Ethics is incorporated by reference to the Registrant's Form N-CSR filed on March 9, 2007.
    (2) Not applicable.
    (3) Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Stanley J. Koreyva, Jr. qualifies as an "audit committee financial expert" as such term is defined in
Item 3 of Form N-CSR. Mr. Koreyva is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.
Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Fiscal period ended December 31, 2007                $14,500
         Fiscal period ended December 31, 2008                $14,500


(b) Audit-Related Fees.
Aggregate fees billed for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

None.

(c) Tax Fees.
Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice, tax planning and review of tax filings.

Tax fees charged by the principal accountant relate to the reviewing of filings and financial statements.

         Fiscal period ended December 31, 2007                $2,000
         Fiscal period ended December 31, 2008                $2,500


(d) All Other Fees.
Aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

None.

(e)

      (1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

      (2) During the fiscal period ended December 31, 2008, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the Audit Committee.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the Registrant's principal accountant related to tax services rendered to the Registrant, and are set forth under paragraph (c) above.

During the fiscal period ended December 31, 2008, the principal accountant did not provide any non-audit services to the Registrant's investment adviser.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant's Nominating Committee recommends for nomination candidates for the Board, fills vacancies and considers the qualifications of Board members. The Nominating Committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit the appropriate information about the candidate to the Nominating Committee, c/o Cheswold Lane Funds, 100 Front Street, West Conshohocken, PA 19428.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the Registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Incorporated by reference to the Registrant's Form N-CSR filed on March 9, 2007.

(a)(2) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:      /s/ Eric F. Scharpf
         ---------------------
         Eric F. Scharpf
         President and Chief Executive Officer
         (Principal Executive Officer)

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Eric F. Scharpf
         ---------------------
         Eric F. Scharpf
         President and Chief Executive Officer
         (Principal Executive Officer)

Date: March 6, 2009

By:      /s/ Matthew H. Taylor
         ---------------------
         Matthew H. Taylor
         Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 6, 2009